RELATED PARTIES	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
RELATED PARTIES
NOTE 24 – RELATED PARTIES

a.	Transactions with related parties:

	For the year ended December 31,
	2023	2022	2021
	US Dollars in thousands
Payroll, options and payments to related parties employed by the Company	2,671	5,378	6,512
Payroll to directors	176	207	25
Transactions - associated companies	2,202	766	900
Shareholders – interest expenses, net	-	-	141

b.	Balances with related parties:

	December 31,
	2023	2022
	US Dollars in thousands
Receivables – associated companies	3,555	983
Trade payables – related companies and parties	97	95
Other payables – related companies and parties	41	42

c.	Related parties' employment terms:

1)	Employment terms of controlling shareholder and director – Mr. Yair Nechmad – for his service as the Company’s CEO:

Payment of management and consulting fee to Mr. Yair Nechmad for serving as CEO are performed under a November 2016 agreement (in this paragraph (1), the "Agreement"). Under the Agreement, the services are provided by Mr. Nechmad through Yair Nechmad Ltd., which is fully controlled by Mr. Yair Nechmad, in consideration for a management fee at a monthly cost of NIS 50 thousand ($14.5 thousand), and reimbursement of various expenses.

On March 10, 2021, the Board of Directors and the general meeting of the shareholders of the Company approved a revision to the terms of engagement between the Company and Mr. Yair Nechmad, effective January 1, 2021, as follows: The management fee of Mr. Yair Nechmad, CEO of the Company, through Yair Nechmad Ltd, was changed to a monthly cost of NIS 150 thousand ($46 thousand), instead of NIS 50 thousand ($15 thousand).

On May 4, 2021, the Board of Directors and general meeting of the Company approved engagement in revised service agreements with Mr. Yair Nechmad, in which the monthly management fee of each of them was revised to NIS 140 thousand ($43 thousand), beginning on the date completing the IPO on the Tel Aviv Stock Exchange, i.e. May 13, 2021. This amount is to increase each calendar year by 2.5% so the payment for each of the 12 months during the year ended December 31, 2023 accounted to NIS 147 thousand ($40 thousand). For information about the share-based payment to Mr. Yair Nechmad, see note 17 above.

Arnon Nechmad, the son of Yair Nechmad, was hired by a wholly-owned subsidiary of the Company, in November 2021, prior to that was an employee of another wholly-owned subsidiary of the Company and, in 2023 became an employee of the Company. Mr. Nechmad received compensation of approximately $81,000, $83,000 and $42,000 in 2023, 2022 and 2021, respectively.

Tal Tannenbaum, who became the daughter-in-law of Yair Nechmad in August 2022, has been a part-time employee of the Company since December 2021. Ms. Tannenbaum received compensation of approximately $55 thousand, $26 thousand and $22 in 2023, 2022 and 2021 respectively. The company granted to Ms. Tannenbaum 500 options in the March 28, 2022 grant.

2)	The employment terms of controlling shareholder and director, Mr. David Ben Avi, for his service as the Company’s CTO:

Payment of management and consulting fee to Mr. David Ben Avi for serving as the Company’s CTO is under a November 2016 agreement (in this paragraph (2), the "Agreement"). Under the Agreement, services are provided by Mr. Ben Aviv through David Ben Avi Holdings Ltd., which is fully controlled by Mr. Ben Avi, in consideration for a monthly management fee at the cost of NIS 50 thousand ($14.5 thousand), and reimbursement of various expenses.

On March 10, 2021, the Board of Directors and the general meeting of the shareholders of the Company approved a revision to the terms of engagement between the Company and Mr. David Ben-Avi, effective January 1, 2021, as follows: The management fee of Mr. David Ben Avi, CTO of the Company, through David Ben Avi Holdings Ltd, was changed to a monthly cost of NIS 150 thousand ($46 thousand), instead of NIS 50 thousand ($15 thousand).

On May 4, 2021, the Board of Directors and general meeting of the Company approved engagement in revised service agreements with Mr. David Ben Avi, in which the monthly management fee was revised to NIS 140 thousand ($43 thousand), beginning on the date completing the IPO on the Tel Aviv Stock Exchange, i.e. May 13, 2021. This amount is to increase each calendar year by 2.5% so the payment for each of the 12 months during the year ended December 31, 2023 accounted to NIS 147 thousand ($40 thousand). For information about the share-based payment to Mr. David Ben-Avi.

The total expenses related to Mr. Ben Avi’s brother, Shai Ben Avi, who is employed by the Company as chief architect, and to a company wholly-owned by Mr. Ben Avi’s brother in 2023, 2022 and 2021 was 356$ thousand, $375 thousand and $382 thousand, respectively.

The total expenses related to Oded Frenkel, Mr. Ben Avi’s brother-in-law, who is employed by the Company as Chief Customer Officer in 2023, 2022 and 2021 was $212 thousand, $236 thousand and $259 thousand, respectively. Mr. Frenkel received options in 2023 to purchase 2,500 ordinary shares at the exercise price of $18.83 per share, in 2022 to purchase 2,500 ordinary shares at the exercise price of NIS 65.7 per share, and options in 2021 to purchase 2,500 ordinary shares at the exercise price of $6.70 per share.

The total expenses related to Reuven Amar, Mr. Ben Avi’s brother-in-law, who is employed by the Company as Engineering Lab Manager in 2023, 2022 and 2021 was $177 thousand, $206 thousand and $193 thousand, respectively. Mr. Amar received options in 2023 to purchase 2,500 ordinary shares at the exercise price of $18.83 per share, options in 2022 to purchase 2,500 ordinary shares at the exercise price of NIS 65.7 per share, and options in 2021 to purchase 2,500 ordinary shares at the exercise price of $6.70 per share.

3)	Payments to Mr. Amir Nechmad – controlling shareholder and director

In 2023, 2022 and 2021, the amount paid by the Company to Mr. Amir Nechmad for services rendered to the Company by companies under his control including directors' fees amounted to $22 thousand, $28 thousand and $96 thousand, respectively.

Mr. Amir Nechmad, through Ofer R.G Ltd. (a company wholly owned by Mr. Amir Nechmad), provided shareholders' loans to the Company in the period ended December 31, 2021 that carried an annual interest of 6%, and with an aggregate amount of $7.6 million. According to the terms of the loan agreements, Ofer R.G Ltd. had a right to call the loans at any time, but provided that the Company received a ten business days' advance notice. In May 2021, the Company fully repaid the above shareholders' loans.

In April 2021, Mr. Amir Nechmad, through Ofer R.G Ltd., provided the Company a $2 million credit line, from which the Company was able to draw at any time. Amounts drawn by the Company, as above, carried annual interest of 6%.

According to the terms of the credit line, Ofer R.G. Ltd had a right to call loans taken at any time, but provided that the Company is provided a ten business days' advance notice. In June 2021, the Company repaid the full amount it utilized out of the credit line totaling $1.3 million.

4)	Directors insurance:

The Company has a directors and office holders insurance policy with limit of liability of NIS 67 million ($20 million) any one occurrence and in the aggregate plus excess limit of $5 million Side A Insurance for the directors & officers only.

5)
On March 9, 2021, the Company's controlling shareholders – Mr. Amir Nechmad, Mr. Yair Nechmad, Yair Nechmad Ltd (for the purpose of the shareholders agreement, Yair Nechmad and Yair Nechmad Ltd are considered as a single shareholder) and Mr. David Ben Avi ("the Controlling Shareholders") – entered into a shareholders' agreement ("the Shareholders' Agreement"). The agreement formalizes the issue of their voting on different matters, including the appointment of directors, and sets certain limitations on the transfer of Company shares, including a first right to offer in relation to the sale of shares on and off a stock exchange, a tag along right and liens on shares. The effective date of the Shareholders' Agreement is September 30, 2020.